Stockholders' Deficit - Preferred Stock Shares (Details) - BURTECH ACQUISITION CORP [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0